Document and Entity Information	12 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 03, 2013
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Document Creation Date	Oct. 03, 2013
Document Effective Date	Oct. 03, 2013
Prospectus Date	Sep. 30, 2013